Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Current assets:
Accounts receivable - allowance for doubtful accounts | $	$ 22,880	$ 23,124
Prepaid expenses and other current assets due from related parties | $	11,929	16,956
Long-term assets:
Property, plant and equipment - accumulated depreciation | $	502,967	632,416
Intangible assets - accumulated amortization | $	$ 727,691	$ 806,787
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding
Preference shares - shares authorized (in shares)	450,000,000	450,000,000
Preference shares - shares issued (in shares)	0	0
Preference shares - shares outstanding (in shares)	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding
Financing preference shares - shares authorized (in shares)	40,000,000	40,000,000
Financing preference shares - shares issued (in shares)	0	0
Financing preference shares - shares outstanding (in shares)	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—230,829 shares
Common shares - shares authorized (in shares)	410,000,000	410,000,000
Common stock - shares issued (in shares)	230,829,000	230,829,000
Less treasury shares, at cost—3,113 and 3,755 shares, respectively
Treasury shares (in shares)	(3,113,000)	(3,755,000)